OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013

Employees and payroll accruals	$235	$26
Accrued expenses	760	59

	$995	$85